COLUMBIA ACORN TRUST

Columbia Acorn® Fund

Columbia Acorn International®

Columbia Acorn International SelectSM

Columbia Acorn SelectSM

Columbia Acorn USA®

Columbia Thermostat FundSM

Columbia Acorn Emerging Markets FundSM

Columbia Acorn European FundSM

(the “Funds”)

Supplement dated September 5, 2013

to the Statement of Additional Information dated May 1, 2013

Effective immediately, the Funds’ Statement of Additional Information dated May 1, 2013 is supplemented by deleting the tables for Class A shares that appear beginning on page 71 under the heading The Principal Underwriter/Distributor – Underwriting Commissions and replacing them in their entirety with the following:

	Class A Shares Fiscal Year Ended December 31, 2012
	Columbia Acorn Fund	Columbia Acorn International	Columbia Acorn USA	Columbia Acorn Select	Columbia Acorn International Select	Columbia Acorn European Fund	Columbia Acorn Emerging Markets Fund	Columbia Thermostat Fund

Aggregate initial sales charges on Fund share sales	$1,601,152	$345,764	$50,004	$80,837	$80,731	$1,374	$12,085	$5,056,120

Initial sales charges retained by the Distributor	$222,988	$49,237	$7,005	$11,598	$11,491	$188	$1,763	$713,438

Aggregate CDSC on Fund redemptions retained by the Distributor	$4,108	$917	—	$270	$145	—	—	$168

	Class A Shares Fiscal Year Ended December 31, 2011
	Columbia Acorn Fund	Columbia Acorn International	Columbia Acorn USA	Columbia Acorn Select	Columbia Acorn International Select	Columbia Acorn European Fund	Columbia Acorn Emerging Markets Fund	Columbia Thermostat Fund

Aggregate initial sales charges on Fund share sales	$2,291,903	$452,597	$77,372	$137,201	$41,658	$863	$2,612	$481,213

Initial sales charges retained by the Distributor	$319,803	$63,642	$10,839	$19,084	$6,011	$113	$341	$67,586

Aggregate CDSC on Fund redemptions retained by the Distributor	$3,650	$6,693	—	—	$28	—	—	—

	Class A Shares Fiscal Year Ended December 31, 2010

	Columbia Acorn Fund	Columbia Acorn International	Columbia Acorn USA	Columbia Acorn Select	Columbia Acorn International Select	Columbia Thermostat Fund

Aggregate initial sales charges on Fund share sales	$1,717,767	$508,460	$94,987	$227,877	$49,100	$144,300

Initial sales charges retained by CMD / the Distributor	$251,721	$75,911	$14,352	$33,560	$7,149	$20,790

Aggregate CDSC on Fund redemptions retained by CMD / the Distributor	$2,424	$287	$209	$1,070	$17	$31

SUP900_00_001_(09/13)